SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	$ 286,152	$ 108,819
Additions/ (reversal)	(11,563)	177,452
Less: write-off	(106,410)	(119)
Balance at end of the year	168,179	286,152
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	46,167	24,126
Additions/ (reversal)	(22,604)	22,041
Balance at end of the year	$ 23,563	$ 46,167